Note 1 - General Company Information	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Description of nature of entity's operations and principal activities [text block]

Note 1. General Company Information

Evaxion Biotech A/S (the “Company” or “Evaxion”) is a TechBio company developing AI-Immunology ™ powered vaccines. Evaxion uses its proprietary and scalable artificial intelligence, or AI, technology to decode the human immune system to identify and develop vaccines for patients in the global market. Unless the context otherwise requires, references to the “Company,” “Evaxion,” “we,” “us,” and “our”, refer to Evaxion Biotech A/S and its subsidiaries.

Evaxion is a public limited liability company incorporated and domiciled in Denmark with its registered office located at Dr. Neergaards Vej 5f, DK-2970 Hørsholm, Denmark.

On February 5, 2021, the Company completed an initial public offering (“IPO”), which resulted in the listing of ADSs representing the company’s ordinary shares, under the symbol “EVAX” in the United States on the Nasdaq Capital Market.

On January 22, 2024, the Company made effective a change to its ratio of ADSs to its ordinary shares, DKK 1 nominal value (the “ADS Ratio”). The ratio has been changed from one ADS representing one ordinary share to a new ADS Ratio of one ADS representing ten ordinary shares of the Company. The change was made to enable the Company to regain compliance with the Nasdaq minimum bid price requirement. Unless specified otherwise, all references in this annual report to ADS share and ADS per share data have been adjusted, including historical data as the price per ADS has been retroactively adjusted, to give effect to the ADS Ratio change.

The consolidated financial statements of Evaxion Biotech A/S and its subsidiaries (collectively, the “Group”) for the year ended December 31, 2024, were approved, and authorized for issuance, by the Board of Directors on April 1, 2025.

Emerging Growth Company status

Evaxion is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company has elected to take advantage of specified reduced reporting and regulatory requirements in contrast to those otherwise applicable generally to public companies. This provision includes the exemption from the auditor attestation requirement in the assessment of the Company’s internal control over financial reporting pursuant to Section 404 the Sarbanes-Oxley Act of 2002, or the Sarbanes-Oxley Act.

Evaxion will remain an emerging growth company until the earliest of (i) the last day of the first fiscal year (a) following the fifth anniversary of the completion of the global offering, (b) in which its annual gross revenue totals at least $1.235 billion or (c) when the Company is deemed to be a large accelerated filer, which means the market value of the Company’s ordinary shares that is held by non-affiliates exceeds $700.0 million as of the prior June 30th and (ii) the date on which the Company has issued more than $1.0 billion in non-convertible debt securities during the prior three-year period.